SHARE-BASED COMPENSATION (Details 4) - 2014 Plan - $ / shares		12 Months Ended
	May 15, 2015	Dec. 31, 2015	Oct. 31, 2014
Share-based compensation
Share-based payment award, maximum number of incentive award available (in shares)			4,000,000
Automatic increase of authorized ordinary shares (in percent)			1.00%
Automatic increase of authorized ordinary shares (in shares)			1,000,000
Granted (in shares)	525,000	525,000
Option exercised price, granted (in dollars per share)	$ 5.35	$ 5.35
Contractual term	10 years
First anniversary
Share-based compensation
Vesting percentage	25.00%